Schedule of Investments (unaudited) July 31, 2019	BlackRock MuniHoldings Quality Fund, Inc. (MUS) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 131.0%

Alabama — 0.3%
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.38%, 12/01/35	$565	$605,364

Arizona — 1.3%
Arizona IDA, RB, S/F Housing, NCCU Properties LLC, Series A (BAM), 4.00%, 06/01/44	425	445,489
Salt Verde Financial Corp., RB, Senior, 5.00%, 12/01/37	1,410	1,846,720

		2,292,209

California — 17.8%
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 08/15/20(a)	1,730	1,819,718
California Municipal Finance Authority, ARB, Senior Lien, Linxs APM Project, AMT, 5.00%, 12/31/43	800	933,000
Central Unified School District, GO, Election of 2008, Series A (AGC), 5.63%, 08/01/19(a)	1,325	1,325,000
City & County of San Francisco California Airports Commission, Refunding ARB, AMT, Series A,:
2nd, 5.50%, 05/01/28	1,085	1,246,144
2nd, 5.25%, 05/01/33	850	964,291
5.00%, 05/01/44	1,090	1,227,787
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, Series A-1, AMT:
5.50%, 03/01/30	2,400	2,551,128
5.75%, 03/01/34	2,180	2,319,738
City of Sunnyvale California, Refunding RB, 5.25%, 04/01/20(a)	1,605	1,650,518
County of Riverside Public Financing Authority, RB, Capital Facilities Project, 5.25%, 11/01/40	2,500	2,976,550
Kern Community College District, GO, Safety, Repair & Improvement, Series C, 5.50%, 11/01/23(a)	1,420	1,657,821
Los Angeles Community College District California, GO, Election of 2008, Series C, 5.25%, 08/01/20(a)	1,000	1,042,510
Redondo Beach Unified School District, GO, Election of 2008, Series E, 5.50%, 08/01/21(a)	1,335	1,454,362

Security	Par (000)	Value

California (continued)
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, Series J:
5.25%, 05/15/23(a)	$3,170	$3,672,762
5.25%, 05/15/38	900	1,016,019
State of California Public Works Board, LRB, Various Capital Projects, Series I:
5.50%, 11/01/30	1,500	1,758,075
5.50%, 11/01/31	2,465	2,884,420
State of California Public Works Board, RB, Department of Corrections & Rehabilitation, Series F, 5.25%, 09/01/33	725	832,735
Township of Washington California Health Care District, GO, Election of 2004, Series B, 5.50%, 08/01/40	540	634,673

		31,967,251

Colorado — 1.6%
City & County of Denver Colorado Airport System, ARB, Series A, AMT:
5.50%, 11/15/28	1,000	1,160,490
5.50%, 11/15/30	340	393,193
5.50%, 11/15/31	405	467,451
Colorado Health Facilities Authority, Refunding RB, AdventHealth Obligated Group, 4.00%, 11/15/43(b)	705	777,460

		2,798,594

Connecticut — 1.0%
State of Connecticut, GO, Series A, 5.00%, 04/15/38	985	1,185,950
State of Connecticut Health & Educational Facility Authority, Refunding RB, Sacred Heart University Issue, Series I-1, 5.00%, 07/01/42	590	692,642

		1,878,592

Delaware — 0.5%
State of Delaware Health Facilities Authority, RB, Beebe Medical Center Project, 5.00%, 06/01/43	820	946,026

Florida — 18.1%
Central Florida Expressway Authority, Refunding RB, Senior Lien, 5.00%, 07/01/48	2,760	3,277,610
County of Broward Florida Airport System, ARB, Series A, AMT, 5.00%, 10/01/45	2,845	3,274,908

1

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock MuniHoldings Quality Fund, Inc. (MUS) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
County of Hillsborough Florida Aviation Authority, Refunding ARB, Tampa International Airport, Series A, AMT, 5.50%, 10/01/29	$1,735	$1,999,865
County of Lee Florida, Refunding ARB, Series A, AMT, 5.38%, 10/01/32	1,500	1,604,745
County of Lee Florida HFA, RB, S/F Housing, Multi-County Program, Series A-2, AMT (Ginnie Mae, Fannie Mae & Freddie Mac), 6.00%, 09/01/40	70	71,629
County of Miami-Dade Florida, RB, Seaport Department,:
Series A, 5.38%, 10/01/33	1,015	1,147,803
Series A, 6.00%, 10/01/38	1,000	1,149,960
Series B, AMT, 6.00%, 10/01/42	615	701,278
Series B, AMT, 6.25%, 10/01/38	460	528,292
County of Miami-Dade Florida Aviation, Refunding ARB, Series A, AMT, 5.00%, 10/01/31	2,900	3,182,315
County of Miami-Dade Florida Educational Facilities Authority, RB, University of Miami, Series A, 5.00%, 04/01/40	3,465	3,940,398
County of Orange Florida School Board, COP, Series A (AGC), 5.50%, 08/01/34	4,645	4,645,000
Florida Development Finance Corp., RB, VRDN, Virgin Trains USA Passenger Rail Project, Series B, AMT, 1.90%, 01/01/49	1,525	1,525,258
Reedy Creek Florida Improvement District, GO, Series A, 5.25%, 06/01/32	1,040	1,181,918
Tohopekaliga Water Authority, Refunding RB, Series A, 5.25%, 10/01/21(a)	3,995	4,345,122

		32,576,101

Georgia — 0.7%
County of Fulton Development Authority, RB, Georgia Institute of Technology, 4.00%, 06/15/49	470	516,050
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 05/15/49	555	749,389

		1,265,439

Hawaii — 1.5%
State of Hawaii Airports System, ARB, Series A, AMT, 5.00%, 07/01/45	1,500	1,719,195
State of Hawaii Airports System, COP, AMT:
5.25%, 08/01/25	425	483,799
5.25%, 08/01/26	460	523,043

		2,726,037

Security	Par (000)	Value

Illinois — 13.5%
City of Chicago Illinois Midway International Airport, Refunding GARB, 2nd Lien, Series A, AMT, 5.00%, 01/01/41	$1,000	$1,102,410
City of Chicago Illinois O’Hare International Airport, GARB, :
3rd Lien, Series A, 5.75%, 01/01/21(a)	960	1,022,237
3rd Lien, Series A, 5.75%, 01/01/39	185	194,923
3rd Lien, Series C, 6.50%, 01/01/21(a)	5,225	5,617,397
Senior Lien, Series D, AMT, 5.00%, 01/01/42	430	491,232
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts:
5.25%, 12/01/36	1,000	1,069,750
5.25%, 12/01/40	1,790	1,907,156
City of Chicago Illinois Wastewater Transmission, RB, 2nd Lien, 5.00%, 01/01/42	2,050	2,153,832
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.25%, 12/01/43	1,505	1,611,328
5.50%, 12/01/38	1,250	1,361,913
Illinois Finance Authority, Refunding RB, Presence Health Network, Series C, 5.00%, 02/15/41	555	657,847
Railsplitter Tobacco Settlement Authority, RB(a):
5.50%, 06/01/21	1,405	1,515,686
6.00%, 06/01/21	400	435,124
State of Illinois, GO:
5.25%, 02/01/31	875	952,053
5.25%, 02/01/32	1,355	1,470,446
5.50%, 07/01/33	2,000	2,181,340
5.50%, 07/01/38	425	461,448

		24,206,122

Indiana — 2.1%
Indianapolis Local Public Improvement Bond Bank, RB, Series F, 5.25%, 02/01/36	3,055	3,210,622

2

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock MuniHoldings Quality Fund, Inc. (MUS) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Indiana (continued)
State of Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges, Series A, AMT, 5.00%, 07/01/40	$565	$616,850

		3,827,472

Iowa — 0.7%
State of Iowa Finance Authority, RB, Lifespace Communities, Series A, 5.00%, 05/15/48	1,100	1,198,945

Louisiana — 1.5%
Lake Charles Louisiana Harbor & Terminal District, RB, Series B, AMT (AGM), 5.50%, 01/01/29	1,500	1,705,635
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.50%, 05/15/29	980	981,813

		2,687,448

Maryland — 2.7%
County of Howard Maryland Housing Commission, RB, M/F Housing, Woodfield Oxford Square Apartments, 5.00%, 12/01/42	1,430	1,671,384
Maryland Stadium Authority, RB, Construction and Revitalization Program, 5.00%, 05/01/34	2,700	3,270,348

		4,941,732

Massachusetts — 1.9%
Massachusetts Development Finance Agency, RB,:
Emerson College Issue, Series A, 5.00%, 01/01/47	245	279,293
Emerson College Issue, Series A, 5.25%, 01/01/42	545	637,797
UMass Dartmouth Student Housing Project, 5.00%, 10/01/43	1,325	1,541,240
Massachusetts Development Finance Agency, Refunding RB, Emerson College, Series A, 5.00%, 01/01/40	435	506,166

Security	Par (000)	Value

Massachusetts (continued)
Massachusetts HFA, Refunding RB, Series C, AMT, 5.35%, 12/01/42	$485	$492,474

		3,456,970

Michigan — 0.3%
Michigan Strategic Fund, RB, I-75 Improvement Projects, AMT, 5.00%, 06/30/48	520	605,467

Minnesota — 0.3%
County of St. Paul Minnesota Housing & Redevelopment Authority, Refunding RB, Fairview Health Services, Series A, 4.00%, 11/15/43	575	622,995

Mississippi — 3.6%
Mississippi Development Bank, RB, Jackson Water & Sewer System Project (AGM), 6.88%, 12/01/40	2,595	3,118,593
Mississippi State University Educational Building Corp., Refunding RB, Mississippi State University Improvement Project, 5.25%, 08/01/23(a)	1,000	1,159,060
State of Mississippi, RB, Series A:
4.00%, 10/15/38	1,650	1,821,353
5.00%, 10/15/37	330	402,306

		6,501,312

Montana — 0.2%
Montana State Board of Housing, RB, S/F Housing, Series B-2:
3.50%, 12/01/42	100	104,774
3.60%, 12/01/47	155	162,409

		267,183

Nevada — 5.7%
City of Carson City Nevada, Refunding RB, Carson Tahoe Regional Healthcare Project, 5.00%, 09/01/42	650	753,974
City of Reno Nevada, Refunding RB, Series A-1 (AGM):
4.00%, 06/01/43	1,570	1,661,295
4.00%, 06/01/46	1,250	1,320,588
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A (AGM), 5.25%, 07/01/39	1,410	1,429,430
County of Clark Nevada, GO, Stadium Improvement, Series A:
5.00%, 06/01/36	1,205	1,480,294

3

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock MuniHoldings Quality Fund, Inc. (MUS) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Nevada (continued)
County of Clark Nevada, GO, Stadium Improvement, Series A (continued):
5.00%, 06/01/37	$3,000	$3,671,640

		10,317,221

New Jersey — 9.7%
New Jersey EDA, RB, :
Goethals Bridge Replacement Project, AMT, Private Activity Bond, 5.38%, 01/01/43	3,000	3,341,880
Private Activity Bond, Goethals Bridge Replacement Project, AMT (AGM), 5.00%, 01/01/31	790	877,690
State Government Buildings Project, Series A, 5.00%, 06/15/47	2,500	2,790,850
New Jersey Housing & Mortgage Finance Agency, Refunding RB, S/F Housing, Series BB, AMT, 3.80%, 10/01/32	1,405	1,484,593
New Jersey Transportation Trust Fund Authority, RB, :
Transportation Program Bonds, Series S, 5.25%, 06/15/43	1,740	2,020,471
Transportation System, Series AA, 5.50%, 06/15/39	1,890	2,089,830
Transportation System, Series B, 5.25%, 06/15/36	1,000	1,052,900
New Jersey Transportation Trust Fund Authority, Refunding RB, Transportation System, Series A, 5.00%, 12/15/32	1,600	1,894,512
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.25%, 06/01/46	1,390	1,585,420
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Sub-Series B, 5.00%, 06/01/46	305	330,159

		17,468,305

New York — 3.8%
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012:
5.75%, 02/15/21(a)	1,555	1,667,318
5.75%, 02/15/47	955	1,008,919
New York City Water & Sewer System, RB, 2nd General Resolution:
5.38%, 12/15/20(a)	865	916,381
5.38%, 06/15/43	440	461,102

Security	Par (000)	Value

New York (continued)
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 166th Series, 5.25%, 07/15/36	$2,000	$2,105,920
TSASC, Inc., Refunding RB, Series A, 5.00%, 06/01/41	535	582,893

		6,742,533

Ohio — 1.3%
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1, 5.25%, 02/15/31	2,000	2,252,220

Oregon — 0.4%
State of Oregon Health & Science University, RB, Series A, 5.00%, 07/01/42	600	722,364

Pennsylvania — 9.4%
Altoona Area School District, GO, (BAM), 5.00%, 12/01/36	110	128,666
County of Delaware Springfield School District, GO:
5.00%, 03/01/40	865	1,038,926
5.00%, 03/01/43	590	705,546
County of Montgomery Higher Education & Health Authority, Refunding RB, Thomas Jefferson University, Series A, 5.00%, 09/01/48	980	1,155,675
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/36	1,290	1,556,978
Pennsylvania Economic Development Financing Authority, RB, VRDN, Waste Management, Inc. Project, AMT, 2.15%, 07/01/41	195	198,568
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 125B, 3.65%, 10/01/42	1,000	1,042,080
Pennsylvania Turnpike Commission, Refunding RB, 2nd Series, Subordinate, Special Motor License Fund, 5.00%, 12/01/41	1,250	1,472,625
Pennsylvania Turnpike Commission, RB, :
Sub-Series B-1, 5.25%, 06/01/47	1,170	1,366,817
Subordinate, Series A, 5.00%, 12/01/44	4,055	4,768,153
Swarthmore Borough Authority, RB, Swarthmore College, 5.00%, 09/15/48	1,900	2,311,958

4

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock MuniHoldings Quality Fund, Inc. (MUS) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
Township of Bristol Pennsylvania School District, GO, 5.25%, 06/01/37	$1,000	$1,110,590

		16,856,582

South Carolina — 5.6%
County of Charleston South Carolina, RB, Special Source, 5.25%, 12/01/38	2,180	2,488,143
County of Charleston South Carolina Airport District, ARB, Series A, AMT:
5.50%, 07/01/38	1,000	1,126,960
5.50%, 07/01/41	1,000	1,122,120
6.00%, 07/01/38	1,695	1,941,860
State of South Carolina Jobs EDA, Refunding RB, Prisma Health Obligated Group, Series A, 5.00%, 05/01/43	800	945,136
State of South Carolina Ports Authority, RB, AMT, 5.25%, 07/01/50	1,095	1,259,940
State of South Carolina Public Service Authority, RB, Series E, 5.50%, 12/01/53	1,000	1,110,210

		9,994,369

Tennessee — 1.6%
Metropolitan Nashville Airport Authority, ARB, Series B, AMT, 5.00%, 07/01/40	2,500	2,834,175

Texas — 10.1%
City of Beaumont Texas, GO, Certificates of Obligation, 5.25%, 03/01/37	1,360	1,517,556
City of Houston Texas Airport System Revenue, Refunding RB, Sub-Series D, 5.00%, 07/01/37	1,175	1,438,964
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Christus Health, Series B, 5.00%, 07/01/35	1,500	1,804,305
Dallas-Fort Worth Texas International Airport, ARB, Joint Improvement, AMT, :
Series A, 5.00%, 11/01/38	2,965	3,072,718
Series H, 5.00%, 11/01/37	2,200	2,346,234
Lower Colorado River Authority, Refunding RB, 5.50%, 05/15/33	1,240	1,412,980
North Texas Tollway Authority, RB, Special Projects, Series A, 5.50%, 09/01/21(a)	3,150	3,427,043
North Texas Tollway Authority, Refunding RB, 1st Tier, Series A, 5.00%, 01/01/48	1,060	1,259,333
Red River Texas Education Financing Corp., RB, Texas Christian University Project, 5.25%, 03/15/38	620	690,035

Security	Par (000)	Value

Texas (continued)
Texas Private Activity Bond Surface Transportation Corp., RB, Segment 3C Project, AMT, 5.00%, 06/30/58(b)	$1,085	$1,252,502

		18,221,670

Vermont — 1.0%
University of Vermont & State Agricultural College, Refunding RB, 5.00%, 10/01/43	1,470	1,766,146

Virginia — 2.2%
City of Lexington Virginia IDA, RB, Washington & Lee University, 5.00%, 01/01/43	570	611,525
Virginia Small Business Financing Authority, RB, AMT, :
95 Express Lanes LLC Project, 5.00%, 07/01/49	605	641,233
Transform 66 P3 Project, 5.00%, 12/31/49	2,330	2,651,866

		3,904,624

Washington — 9.4%
City of Seattle Washington Municipal Light & Power, Refunding RB, Series A, 5.25%, 02/01/21(a)	1,375	1,458,655
Port of Seattle Washington, ARB, AMT, :
Intermediate Lien, Series C, 5.00%, 05/01/37	1,450	1,725,399
Series A, 5.00%, 05/01/43	385	451,478
State of Washington, COP, Series B:
5.00%, 07/01/36	1,000	1,224,700
5.00%, 07/01/37	3,910	4,778,919
5.00%, 07/01/38	650	791,999
State of Washington, GO, :
Series C, 5.00%, 02/01/36	4,300	5,256,234
Various Purposes, Series B, 5.25%, 02/01/21(a)	1,075	1,140,403

		16,827,787

Wisconsin — 1.0%
Public Finance Authority, Refunding RB, The Evergreens Obligated Group, 5.00%, 11/15/49(b)	335	380,570

5

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock MuniHoldings Quality Fund, Inc. (MUS) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, Refunding RB, Milwaukee Regional Medical Center Thermal Service, 5.00%, 04/01/44	$1,205	$1,444,325

		1,824,895

Wyoming — 0.2%
State of Wyoming Municipal Power Agency, Inc., Refunding RB, Series A (BAM), 5.00%, 01/01/42	330	382,906

Total Municipal Bonds — 131.0% (Cost — $218,832,037)		235,487,056

Municipal Bonds Transferred to Tender Option Bond Trusts(c)

California — 3.0%
Sacramento Area Flood Control Agency, Refunding, Consolidated Capital Assessment District No. 2 Bonds, 5.00%, 10/01/47	4,500	5,386,321

Colorado — 1.3%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Sub-System, Series A, AMT, 5.25%, 12/01/43(d)	1,901	2,310,161

Connecticut — 1.1%
State of Connecticut Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	1,771	2,056,026

Illinois — 0.3%
City of Chicago Illinois Waterworks, Refunding RB, 2017 2nd Lien, Water Revenue Project (AGM), 5.25%, 11/01/33	480	480,261

Louisiana — 3.7%
City of Shreveport Louisiana Water & Sewer Revenue, RB, Junior Lien, Series B (AGM):
4.00%, 12/01/44	2,455	2,624,992
4.00%, 12/01/49	3,693	3,948,632

		6,573,624

Maryland — 4.2%
City of Baltimore Maryland, RB, Wastewater Project, Series A, 5.00%, 07/01/46	1,499	1,777,316

Security	Par (000)	Value

Maryland (continued)
Maryland Stadium Authority, RB, Construction and Revitalization Program, 5.00%, 05/01/47	$4,894	$5,797,287

		7,574,603

Michigan — 4.4%
Michigan Finance Authority, RB, :
Mclaren Health Care, Series A, 4.00%, 02/15/44	1,912	2,071,479
Multi Model- McLaren Health Care, 4.00%, 02/15/47	2,138	2,317,129
State of Michigan Building Authority, Refunding RB, Facilities Program, Series I, 5.00%, 10/15/45	3,020	3,534,427

		7,923,035

New York — 4.3%
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	4,530	4,926,192
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51(d)	2,660	2,903,921

		7,830,113

Pennsylvania — 4.6%
Commonwealth of Pennsylvania, GO, 1st Series, 4.00%, 03/01/38(d)	3,650	4,014,599
County of Northampton General Purpose Authority, Refunding RB, Lafayette College, 4.00%, 11/01/38(d)	2,596	2,859,377
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/38	1,184	1,381,349

		8,255,325

Utah — 0.6%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 08/15/19(a)	1,005	1,006,128

Virginia — 1.5%
County of Fairfax Virginia EDA, RB, Metrorail Parking System Project, 5.00%, 04/01/47(d)	2,320	2,768,085

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 29.0% (Cost — $49,357,073)		52,163,682

Total Long-Term Investments — 160.0% (Cost — $268,189,110)		287,650,738

6

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock MuniHoldings Quality Fund, Inc. (MUS) (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities — 3.7%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.27%(e)(f)	6,735,013	$6,736,360

Total Short-Term Securities — 3.7% (Cost — $6,735,997)		6,736,360

Total Investments — 163.7% (Cost — $274,925,107)		294,387,098

Other Assets Less Liabilities — 0.1%		55,602

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (15.4)%		(27,628,056)

VMTP Shares, at Liquidation Value, Net of Deferred Offering Costs — (48.4)%		(87,000,000)

Net Assets Applicable to Common Shares — 100.0%		$179,814,644

(a)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	When-issued security.
(c)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(d)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements which expire between November 15, 2019 to November 1, 2026, is $7,322,892.

(e)	Annualized 7-day yield as of period end.
(f)

During the period ended July 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 04/30/19	Net Activity	Shares Held at 07/31/19	Value at 07/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	2,454,984	4,280,029	6,735,013	$6,736,360	$18,298	$426	$363

(a)	Includes net capital gain distributions, if applicable.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax (subject to)

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

COP	Certificates of Participation

EDA	Economic Development Authority

GARB	General Airport Revenue Bonds

GO	General Obligation Bonds

HFA	Housing Finance Agency

IDA	Industrial Development Authority

IDB	Industrial Development Board

LRB	Lease Revenue Bonds

M/F	Multi-Family

7

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock MuniHoldings Quality Fund, Inc. (MUS)

OTC	Over-the-Counter

RB	Revenue Bonds

S/F	Single-Family

VRDN	Variable Rate Demand Notes

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	10	09/19/19	$1,274	$(4,232)
Long U.S. Treasury Bond	55	09/19/19	8,558	(120,200)
5-Year U.S. Treasury Note	23	09/30/19	2,704	1,137

				$(123,295)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

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Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock MuniHoldings Quality Fund, Inc. (MUS)

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$287,650,738	$—	$287,650,738
Short-Term Securities	6,736,360	—	—	6,736,360

	$6,736,360	$287,650,738	$—	$294,387,098

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$1,137	$—	$—	$1,137
Liabilities:
Interest rate contracts	(124,432)	—	—	(124,432)

	$(123,295)	$—	$—	$(123,295)

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(27,541,875)	$—	$(27,541,875)
VMTP Shares at Liquidation Value	—	(87,000,000)	—	(87,000,000)

	$—	$(114,541,875)	$—	$(114,541,875)

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